Acquisition (Schedule of Assets and Deposits Assumed in Acquisition) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2014
Business Acquisition [Line Items]
Goodwill	$ 10,072,000	$ 10,072,000	$ 1,518,000
Ohio State Bancshares, Inc. [Member]
Business Acquisition [Line Items]
Cash			6,628,000
Loans			58,537,000
Securities			6,881,000
Other stock, at cost			685,000
Premises and equipment			3,382,000
Goodwill			1,518,000
Cash surrender value of life insurance			1,837,000
Other intangible assets			965,000
Other real estate owned			52,000
Other assets, including accrued interest receivable			3,003,000
Total assets acquired			83,488,000
Deposits assumed			71,096,000
Federal Home Loan Bank borrowings			8,741,000
Junior subordinated deferrable interest debentures			2,439,000
Accrued expenses and other liabilities			1,212,000
Total liabilities assumed			$ 83,488,000